Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risk Management [Abstract]
Schedule of Credit Risk on its Bank Balances and Trade and Other Receivables	The Company is exposed to credit risk on its bank balances and trade and other receivables as follows:
	June 30, 2025		December 31, 2024
	USD	AED	AED
Cash at bank (note 10)	4,236,013	15,554,642	36,785
Trade receivables (note 8)	19,617	72,033	88,463
Other receivables (excluding prepaid expenses and advances) (note 9)	162,335	596,094	609,379
	4,417,965	16,222,769	734,627
The Company is exposed to credit risk on its bank balances and trade and other receivables as follows:
	December 31, 2024		December 31, 2023
	USD	AED	AED
Cash at bank (note 11)	10,018	36,785	57,356
Trade receivables (note 9)	24,092	88,463	41,213
Other receivables (excluding prepaid expenses and advances) (note 10)	165,953	609,379	394,687
	200,063	734,627	493,256

Schedule of Maturities of Financial Liabilities

The table below summarizes the maturities of the Company financial liabilities at June 30, 2025 and December 31 2024.

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
June 30, 2025
Due to related parties (note 11)	624,721	-	624,721
Trade and other payables (note 13)	1,025,162	-	1,025,162
Lease liability (note 15)	733,289	158,184	891,473
Amount in AED	2,383,172	158,184	2,541,356
Amount in USD	649,012	43,078	692,090

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2024
Due to related parties (note 11)	21,241,387	-	21,241,387
Trade and other payables (note 13)	3,214,271	-	3,214,271
Lease liability (note 15)	876,818	504,048	1,380,866
Amount in AED	25,332,476	504,048	25,836,524

(*)	There are no liabilities more than five years.

The table below summarizes the maturities of the Company financial liabilities at December 31, 2024 and 2023.

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2024
Due to related parties (note 12)	21,241,387	-	21,241,387
Trade and other payables (note 14)	3,214,271	-	3,214,271
Lease liability (note 16)	876,818	504,048	1,380,866
Amount in AED	25,332,476	504,048	25,836,524
Amount in USD	6,898,823	137,268	7,036,091

	Less than	More than
	one year	one year (*)	Total
	AED	AED	AED
December 31, 2023
Due to related parties (note 12)	5,436,740	-	5,436,740
Trade and other payables (note 14)	1,226,035	-	1,226,035
Lease liability (note 16)	923,889	1,256,274	2,180,163
Amount in AED	7,586,664	1,256,274	8,842,938

(*)	There are no liabilities more than five years.